Related Party Transactions (Details Narrative) - USD ($)							6 Months Ended	12 Months Ended
	Mar. 16, 2018	Feb. 02, 2018	Feb. 02, 2018	May 05, 2016	Feb. 25, 2016	Feb. 25, 2015	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Loans from related party							$ 52,140	$ 54,753	$ 56,802
Due to related parties							31,329	32,898	35,204
Related party transaction, amount								59,226
Accrued Bonus							63,382	162,744
Nathanielsz Employment Agreement [Member]
Expired date						Feb. 25, 2018
Compensation							211,380
Officers' compensation	$ 70,460
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Compensation	211,380
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Compensation	281,840
AUD [Member]
Accrued Bonus							89,954
AUD [Member] | Board of Directors [Member]
Related party transaction, amount								80,046
AUD [Member] | Nathanielsz Employment Agreement [Member]
Compensation						$ 25,000	300,000
Officers' compensation	100,000
AUD [Member] | Nathanielsz Employment Agreement [Member] | Minimum [Member]
Compensation	300,000
AUD [Member] | Nathanielsz Employment Agreement [Member] | Maximum [Member]
Compensation	400,000
North Horizon Pty Ltd [Member]
Lease term				5 years
Annual rental payments				$ 27,902
Goods and service tax				2,537
Future minimum payments due							69,755	83,017
North Horizon Pty Ltd [Member] | AUD [Member]
Annual rental payments				39,600
Goods and service tax				3,600
Future minimum payments due							99,000	112,200
Current and Former Director [Member]
Loans from related party							52,140	54,753	56,802
Former Director [Member]
Due to related parties							$ 31,329	32,898
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due				139,511
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD [Member]
Future minimum payments due				$ 198,000
Sylvia Nathanielsz [Member] | Nathanielsz Employment Agreement [Member]
Percentage of pension of monthly salary							9.50%
Percentage of bonus of annual base salary							200.00%
Mrs. Nathanielsz [Member]
Compensation		$ 88,788	$ 84,552					72,684
Payments for other fees							$ 18,944
Mrs. Nathanielsz [Member] | Board of Directors [Member]
Payments for other fees							91,588
Mrs. Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Payments for other fees							$ 130,000
James Nathanielsz [Member]
Related party transaction, amount					$ 3,157
Payments for other fees								$ 41,481	$ 40,562
James Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	221,970
James Nathanielsz [Member] | AUD [Member]
Related party transaction, amount					$ 4,481
James Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Officers' compensation	$ 300,000